Pro Forma Financial Information (Unaudited) - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition, Pro Forma Information [Abstract]
Pro forma acquisition related expenses	$ 0.0	$ 1.6	$ 1.6	$ 0.0